Commitments and Contingencies - Additional Information (Details) $ in Thousands, $ / vessels in Millions		12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2024 USD ($) contract vessel $ / vessels m³	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Number of contracts entered into | contract		4
Number of vessels to build | vessel		4
Vessels cargo capacity (in cbm) | m³		48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		102.9
Number of operating leases contracts | contract		3
Weighted average remaining contractual lease term		3 years 1 month 13 days	3 years 2 months 1 day
Office Space
Lessee, Lease, Description [Line Items]
Number of operating leases contracts | contract		4
Weighted average remaining contractual lease term		3 years 2 months 26 days	3 years 10 months 17 days
London
Lessee, Lease, Description [Line Items]
Lease term		10 years
Operating lease annual gross rent		$ 1,100
Operating lease initial rent free period		27 months
Operating lease rent free period repayable based on break option exercised		13 months
Copenhagen
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent		$ 180
Gdynia, Poland
Lessee, Lease, Description [Line Items]
Lease term		5 years
Operating lease annual gross rent		$ 95
Houston
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent		60
Houston | Forecast
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 135
Capital contributions
Lessee, Lease, Description [Line Items]
Remaining capital contributions expected		$ 4,000